Organization and Principal Activities - Schedule of Companies Subsidiaries, VIEs and VIEs (Details)	12 Months Ended
Dec. 31, 2024
Broad Cosmos Enterprises Ltd. ("Broad Cosmos") [Member] | Intermediate Holding Company [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jun. 26, 2006
Place of incorporation	British Virgin Islands (“BVI”)
Percentage of legal ownership	100.00%
AirNet International Limited ("AirNet International") [Member] | Intermediate Holding Company [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jul. 14, 2007
Place of incorporation	BVI
Percentage of legal ownership	100.00%
AirNet (China) Limited ("AN China") [Member] | Intermediate Holding Company [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Aug. 05, 2005
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
One World Global Travel Inc. (“One World”) [Member] | Intermediate Holding Company [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Feb. 29, 2024	[1]
Place of incorporation	the U.S.	[1]
Percentage of legal ownership	100.00%	[1]
Global International Travel Limited (“Global Travel”) [Member] | Intermediate Holding Company [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Mar. 01, 2024	[1]
Place of incorporation	BVI	[1]
Percentage of legal ownership	100.00%	[1]
IGlobal Travel Limited (“IGlobal Travel”) [Member] | Intermediate Holding Company [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Mar. 15, 2024	[1]
Place of incorporation	Hong Kong	[1]
Percentage of legal ownership	100.00%	[1]
Blockchain Dynamics Limited [Member] | Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 11, 2021	[2]
Place of incorporation	Hong Kong	[2]
Percentage of legal ownership	100.00%	[2]
Energy Bytes Inc. [Member] | Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 21, 2022	[2]
Place of incorporation	United States	[2]
Percentage of legal ownership	100.00%	[2]
Yuehang Chuangyi Technology (Beijing) Co., Ltd. ("Chuangyi Technology") [Member] | Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Sep. 19, 2005
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Shenzhen Yuehang Information Technology Co., Ltd. ("Shenzhen Yuehang") [Member] | Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jun. 06, 2006
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Xi’an Shengshi Dinghong Information Technology Co., Ltd. (“Xi’an Shengshi”) [Member] | Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Dec. 31, 2007
Place of incorporation	the PRC
Percentage of legal ownership	100.00%
Beijing Youxing Technology Co., Ltd. (“Beijing Youxing”) [Member] | Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Apr. 10, 2024	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership	100.00%	[1]
Beijing Labaku Information Technology Co., Ltd. (“Beijing Labaku”) [Member] | Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 14, 2024	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership	100.00%	[1]
Beijing Suida Real Estate Development Co., Ltd. (“Beijing Suida”) [Member] | Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Nov. 30, 2004	[1]
Place of incorporation	the PRC	[1]
Percentage of legal ownership	100.00%	[1]
Beijing Linghang Shengshi Advertising Co., Ltd. (“Linghang Shengshi”) [Member] | VIEs [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Aug. 07, 2005
Place of incorporation	the PRC
Percentage of legal ownership
Wangfan Tianxia Network Technology Co., Ltd.("Iwanfan") [Member] | VIEs [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 06, 2016
Place of incorporation	the PRC
Percentage of legal ownership
Yuehang Sunshine Network Technology Group Co., Ltd. ("AirNet Online") [Member] | VIEs [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Apr. 30, 2015
Place of incorporation	the PRC
Percentage of legal ownership
Beijing Yuehang Digital Media Advertising Co., Ltd. ("Beijing Yuehang") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 16, 2008
Place of incorporation	the PRC
Percentage of legal ownership
Beijing AirNet Pictures Co., Ltd. ("AirNet Pictures") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Sep. 13, 2007
Place of incorporation	the PRC
Percentage of legal ownership
Wenzhou Yuehang Advertising Co., Ltd. ("Wenzhou Yuehang") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Oct. 17, 2008
Place of incorporation	the PRC
Percentage of legal ownership
Beijing Dongding Gongyi Advertising Co., Ltd. ("Dongding") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Feb. 01, 2010
Place of incorporation	the PRC
Percentage of legal ownership
Guangzhou Meizheng Online Network Technology Co., Ltd. (“Guangzhou Meizheng”) [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 17, 2013
Place of incorporation	the PRC
Percentage of legal ownership
Air Esurfing Information Technology Co., Ltd. (“Air Esurfing”) [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Sep. 25, 2013
Place of incorporation	the PRC
Percentage of legal ownership
Wangfan Linghang Mobile Network Technology Co., Ltd. (“Linghang”) [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Apr. 23, 2015
Place of incorporation	the PRC
Percentage of legal ownership
Beijing Wangfan Jiaming Pictures Co., Ltd. ("Wangfan Jiaming") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Dec. 31, 2015
Place of incorporation	the PRC
Percentage of legal ownership
Meizheng Network Information Technology Co., Ltd. ("Meizheng Network") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Aug. 08, 2016
Place of incorporation	the PRC
Percentage of legal ownership
Beijing Wangfan Jiaming Advertising Co., Ltd. (“Jiaming Advertising”) [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 01, 2007
Place of incorporation	the PRC
Percentage of legal ownership
Shandong Airmedia Cheweishi Network Technology Co., Ltd. (“Shangdong Cheweishi”) [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jul. 21, 2016	[3]
Place of incorporation	the PRC	[3]
Percentage of legal ownership		[3]
Dingsheng Ruizhi (Beijing) Investment Consulting Co., Ltd. (“Dingsheng Ruizhi”) [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 25, 2016
Place of incorporation	the PRC
Percentage of legal ownership
Yuehang Zhongying E-commerce Co., Ltd. ("Zhongying") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	May 17, 2018
Place of incorporation	the PRC
Percentage of legal ownership
Beijing Airport United Culture Media Co., Ltd. ("Airport United") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jun. 19, 2018
Place of incorporation	the PRC
Percentage of legal ownership
Yuehang Sunshine (Beijing) Asset Management Co., Ltd. ("Yuehang Asset") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Jan. 18, 2019
Place of incorporation	the PRC
Percentage of legal ownership
Air Joy Media Private Limited ("Air Joy") [Member] | VIEs’ Subsidiaries [Member]
Intermediate Holding Company:
Date of incorporation/ acquisition	Nov. 15, 2019
Place of incorporation	Singapore
Percentage of legal ownership

[1]	The subsidiaries were disposed in August 2024.
[2]	The two subsidiaries were disposed in March 2024.
[3]	The subsidiary discontinued operations in January 2024.